Share Options Activity, Stock Options Granted by TDC (Detail) (Stock options granted by TDC)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 HKD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 HKD
Number of Options
Outstanding at beginning of period	16,240,000	16,240,000
Forfeited	(1,240,000)	(1,240,000)
Outstanding at end of period	15,000,000	15,000,000	16,240,000	16,240,000
Vested and expected at end of period	15,000,000	15,000,000
Exercisable at end of period	15,000,000	15,000,000
Weighted-Average Exercise Price
Outstanding at beginning of period		0.10
Forfeited		0.10
Outstanding at end of period		0.10		0.10
Vested and expected at end of period		0.10
Exercisable at end of period		0.10
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	2 years	2 years	3 years	3 years
Vested and expected at end of period	2 years	2 years
Exercisable at end of period	2 years	2 years
Aggregate Intrinsic Value
Outstanding at beginning of period
Forfeited
Outstanding at end of period
Vested and expected at end of period
Exercisable at end of period